Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net investment income	$ 2,914	$ 2,510	$ 2,333
Related Party
Investment income	226	168	77
Investment expense	295	268	258
Investment related gains (losses)	(38)	(19)	(1)
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)	22	18	240
Variable Interest Entities
Investment related gains (losses)	(53)	33	51
Net investment income	67	67	174
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)	1	2	47
Variable Interest Entities | Related Party
Investment related gains (losses)	(25)	46	46
Net investment income	$ 44	$ 37	$ (5)